Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 29, 2020
Entity Registrant Name	FPA U.S. VALUE FUND INC
Entity Central Index Key	0000732041
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 29, 2020
Document Effective Date	Oct. 29, 2020
Prospectus Date	Apr. 30, 2020
FPA U.S. Value Fund, Inc. | FPA U.S. Value Fund, Inc.
Prospectus:
Trading Symbol	fppfx